Operating Leases - Schedule of Maturity Analysis of Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule Of Maturity Analysis Of Operating Lease Liabilities Abstract
By December 31, 2026	$ 916,240
By December 31, 2027	917,595
By December 31, 2028	938,612
By December 31, 2029	122,672
Total lease payment	2,895,119
Less: imputed interest	(195,885)
Present value of operating lease liabilities	2,699,234	$ 2,332,956
Less: current obligation	(814,707)
Long-term obligation at December 31, 2025	$ 1,884,527